Summary of Significant Accounting Policies - Schedule of Concentration of Risk by Risk Factor (Detail) - Customer Concentration Risk [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Service Revenue [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	28.00%	32.00%	32.00%	35.00%
Service Revenue [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.00%	14.00%	12.00%	11.00%
Service Revenue [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%
Accounts Receivable [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%		22.00%	15.00%
Accounts Receivable [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%		16.00%	12.00%
Accounts Receivable [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%	10.00%